Cash and Cash Equivalents and Restricted Cash (Tables)	6 Months Ended
Jun. 30, 2018
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Abstract]
Cash and cash equivalents and restricted cash
	December 31,	June 30,
	2017	2018
Cash and cash equivalents	$736,114	$717,264
Restricted cash – current	$46,967	$1,962
Total	$783,081	$719,226